Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Operating expenses:
General and administrative expenses	$ 734,255	$ 380,738	$ 26,111,770	$ 1,098,156
Loss on cryptocurrencies	0	0	34	4,600
Total operating expenses	734,255	380,738	26,111,804	1,102,756
Loss from operations	(734,255)	(380,738)	(26,111,804)	(1,102,756)
Other income (expense):
Interest expense	(5,869,219)	(13,493)	(5,900,783)	(56,045)
Other expense	0	50	0	(10)
Refund of equipment deposit	0	275,000	0	425,000
Change in fair value of derivatives	16,940,747	(1,279,091)	17,798,551	(1,431,143)
Loss on settlement	0	0	(148,053)	0
Total other income (expense), net	11,071,528	(1,017,534)	11,749,715	(1,062,198)
Income (loss) before provision for income taxes	10,337,273	(1,398,272)	(14,362,089)	(2,164,954)
Provision for income taxes	0	0	0	0
Net income (loss)	$ 10,337,273	$ (1,398,272)	$ (14,362,089)	$ (2,164,954)
Loss per common share – basic	$ 0.00	$ (0.00)	$ (0.01)	$ (0.01)
Loss per common share – diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average shares outstanding – basic	2,374,178,888	390,687,459	1,635,383,066	390,687,459
Weighted average shares outstanding – diluted	4,155,663,109	390,687,459	1,635,383,066	390,687,459